PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 220.0	$ 204.8
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	219.0	204.0
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1.0	$ 0.8